CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 86,575	$ 310	$ 158
Accounts receivable	150,000
Grant receivable		223,540
Due from related party	14,330
Inventory	916,159	308,662	55,023
Prepaid expenses	150,194	211,717
Total current assets	1,317,258	744,229	55,181
Other assets:
Patent and trademark costs, net	1,432,308	1,467,623	1,484,167
Office furniture and fixtures, net	4,428
Debt issuance costs, net			35,923
Deferred private placement costs		587,133
Deposits	1,535	1,535	1,535
Total other assets	1,438,271	2,056,291	1,521,625
Total assets	2,755,529	2,800,520	1,576,806
Current liabilities:
Demand bank loans	174,925	174,925	246,735
Accounts payable	1,209,149	2,900,684	2,144,207
Accrued interest payable to shareholders (members)	11,722	190,977	80,188
Accrued expenses	190,388	227,724	36,500
Deferred grant revenue	80,000	223,540
Notes payable to shareholders (members), net of unamortized discount		1,095,643	597,468
Current portion of long-term debt	123,223
Due to related party		6,942	126,970
Due to officer (member)	4,509	3,200	930
Total current liabilities	1,793,916	4,823,635	3,232,998
Long-term notes, net	627,000	65,557	141,551
Warrant liability	3,061,750
Total liabilities	5,482,666	4,889,192	3,374,549
Commitments and contingencies
Capital stock issued and outstanding:
Preferred shares
27,209,646 common shares (16,000,000 at December 31, 2010)	273
Contributed capital/Capital in excess of par value	4,715,105	3,598,856	2,466,138
Accumulated deficit	(7,440,674)	(5,687,394)	(4,263,762)
Non-controlling interest - consolidated subsidiary	(1,841)	(134)	(119)
Total shareholders' (members') deficit	(2,727,137)	(2,088,672)	(1,797,743)
Total liabilities and shareholders' (members) deficit	$ 2,755,529	$ 2,800,520	$ 1,576,806